Options	12 Months Ended
Jun. 30, 2020
Options
Options
22.	OPTIONS

Employee Option Plan

The fair value of options granted under an Employee Option Plan is recognized as an employee benefit expense with a corresponding increase in equity. The fair value is measured at grant date and recognized over the vesting period over which all of the specified vesting conditions are to be satisfied. The fair value at grant date is determined by management with the assistance of an independent valuer, using a Black-Scholes option pricing model or a Monte Carlo simulation analysis. The total amount to be expensed is determined by reference to the fair value of the options granted;

●	including any market performance conditions (e.g. the entities share price)

●	excluding the impact of any service and non-market performance vesting conditions (e.g. remaining an employee over a specified time period)

The cumulative employee benefits expense recognized at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired; and (ii) the number of awards that, in the opinion of the Directors of the Company, will ultimately vest. This opinion is formed based on the best information available at balance date.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. In addition, an expense is recognized for any increase in the value of the transaction as a result of the modification, as at the date of modification. Where appropriate, the dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. The Company’s policy is to treat the options of terminated employees as forfeitures.

On November 30, 2001, the Directors of the Company established a Staff Share Plan. On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan. Under the terms of the respective Plans, the Directors may, at their discretion, grant options over the ordinary shares in the Genetic Technologies Limited to executives, consultants, employees, and former Non-Executive Directors, of the Company. The options, which are granted at nil cost, are not transferable and are not quoted on the ASX. As at June 30, 2020, there was 1 executive and 12 employees who held options that had been granted under the Plans. Options granted under the Plans carry no rights to dividends and no voting rights.

(i) Fair value of options granted

During the year ended June 30, 2020, there were no options issued under Employee Option Plan (2019: 16,000,000 unlisted options were granted at no cost). The Company, however issued various unlisted options to underwriters and sub-underwriters as a part of capital raising costs. For valuations on the unlisted options issued please refer to Note 20.

Set out below are summaries of all and unlisted options, including ESOP which were issued in prior periods:

	2020		2019
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Opening balance	$0.015	38,000,000	$0.017	55,102,778
Granted to Kentgrove Capital	-	-	$0.015	12,500,000
Granted to employees during the year	-	-	$0.010	16,000,000
Granted to directors in their capacity as sub-underwriters	$0.008	250,000,000	-	-
Options granted to various underwriters	$0.008	250,000,000	-	-
Granted to Lodge Corporate Pty Ltd	$0.008	5,000,000	-	-
Lapsed during the year	$0.010	(5,000,000)	$0.015	(19,236,111)
Forfeited during the year	-	-	$0.020	(6,000,000)
Lapse of unlisted options attached to convertible notes	-	-	-	(20,366,667)
Closing balance	$0.008	538,000,000	$0.015	38,000,000

The movements in the number of options granted under the Employee share plans are as follows:

	2020		2019
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Balance at the beginning of the financial year	$0.015	25,500,000	$0.017	34,736,111
Add: options granted during the year	-	-	$0.010	16,000,000
Less: options lapsed during the year	$0.010	(5,000,000)	$0.020	(19,236,111)
Less: options forfeited during the year	-	-	$0.010	(6,000,000)
Balance at the end of the financial year	$0.015	20,500,000	$0.015	25,500,000

The number of options outstanding as at June 30, 2020 by ASX code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2020		2019
Unlisted options	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Options to Kentgrove Capital (expiring August 8, 2021)	$0.015	12,500,000	$0.015	12,500,000
GTGAD (expiring March 31, 2021)	$0.020	5,000,000	$0.020	5,000,000
GTGAD (expiring February 16, 2022)	$0.010	5,500,000	$0.010	5,500,000
Options to various underwriters (expiring October 30, 2022)	$0.008	250,000,000	-	-
Options to directors (expiring December 20, 2022)	$0.008	250,000,000	-	-
Options issued Lodge Corporate Pty Ltd (expiring March 6, 2023)	$0.008	5,000,000	-	-
ESOP options (expiring December 11, 2021)	$0.010	10,000,000	$0.010	15,000,000
Total	$0.008	538,000,000	$0.015	38,000,000
Exercisable at the end of the financial year	$0.008	538,000,000	$0.015	38,000,000

The weighted average remaining contractual life of options outstanding as at June 30, 2020 was 2.39 years (2019: 2.16 years).